Accounts and bills receivables, net	12 Months Ended
Dec. 31, 2012
Accounts and bills receivable, net
Accounts and bills receivable, net

3                                        Accounts and bills receivable, net

Accounts and bills receivable, net are summarized as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable due from a related party	—	29,555	4,744
Accounts receivable due from third parties	469,339	390,597	62,695
Less: allowance for doubtful accounts	(7,289)	(6,671)	(1,071)
Accounts receivable, net	462,050	413,481	66,368
Bills receivable	814,822	679,630	109,088
Total accounts and bills receivable, net	1,276,872	1,093,111	175,456

The movements of the allowance for doubtful accounts are as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Beginning allowance for doubtful accounts	6,749	7,475	7,289	1,170
Addition charged to (reversal of) bad debt expense	843	994	(618)	(99)
Write-off of accounts receivable	(117)	(1,180)	—	—
Ending allowance for doubtful accounts	7,475	7,289	6,671	1,071

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally 30 to 90 days from the date of billing. The Group does not require collateral or other security to support credit sales.

Several subsidiaries of the Company sold bills receivable with recourse to third party financial institutions or endorsed bills receivable with recourse to third party suppliers of raw materials, pharmaceutical products or marketing and promotion services. Under this arrangement, control over the transferred bills receivable is surrendered and the subsidiaries do not retain beneficial interests in the transferred bills receivable.  All of the transferred bills receivable were accounted for as sales and derecognized upon transfer.

For the years ended December 31, 2010, 2011 and 2012, the Group received proceeds from the sale of bills receivable to third party financial institutions of RMB991,385, RMB301,519 and RMB860,149 (US$138,063), respectively. The Group recognized discounts of RMB12,620, RMB7,178 and RMB17,654 (US$2,834) in respect of bills receivable sold to third party financial institutions for the years ended December 31, 2010, 2011 and 2012, respectively, which have been included in interest expense.

As of December 31, 2012, bills receivable of RMB44,180 (US$7,091) were pledged to banks as collateral for short-term bank loans of RMB37,770 (US$6,063).